LOANS (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Schedule of loans

Following is a summary of loans at December 31, 2016 and December 31, 2015:

	December 31, 2016		December 31, 2015
Dollars in thousands	Amount	Percent of Total	Amount	Percent of Total
Commercial real estate
Residential ADC	$2,463	0.80%	$2,625	0.90%
Commercial ADC	24,583	7.95%	18,735	6.41%
Farmland	3,826	1.24%	2,615	0.89%
Multifamily	11,980	3.88%	11,475	3.93%
Owner occupied	70,279	22.74%	71,968	24.62%
Non-owner occupied	68,079	22.02%	58,244	19.92%
Total commercial real estate	181,210	58.63%	165,662	56.57%

Commercial
Commercial and industrial	41,935	13.56%	43,575	14.88%
Agriculture	209	0.07%	83	0.03%
Other	1,636	0.53%	52	0.02%
Total commercial	43,780	14.16%	43,710	14.93%

Residential mortgage
First lien, closed-end	43,811	14.17%	46,148	15.76%
Junior lien, closed-end	887	0.29%	1,240	0.42%
Total residential mortgage	44,698	14.46%	47,388	16.18%

Home equity lines	35,119	11.36%	32,083	10.95%

Consumer – other	4,278	1.39%	4,022	1.37%

Total gross loans	$309,085	100.00%	$292,865	100.00%
Deferred loan origination fees, net	(593)		(503)
Total loans	$308,492		$292,362

Schedule of non-accrual and past due loans by category

Non-accrual loans, segregated by category, were as follows:

	December 31, 2016	December 31, 2015
In thousands
Commercial real estate:
Commercial ADC	$1,022	$1,063
Farmland	43	—
Multi-family	153	—
Owner occupied	55	459
Non-owner occupied	37	45
Total commercial real estate	1,310	1,567
Commercial:
Commercial and industrial	1,139	46
Total commercial	1,139	46
Residential mortgage first lien, closed-end	179	382
Home equity lines	—	9
Consumer – other	—	43
Total non-accrual loans	$2,628	$2,047

An analysis of past due loans segregated by class, was as follows:

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2016
Commercial real estate:
Residential ADC	$—	$—	$—	$2,463	$2,463	$—
Commercial ADC	1,232	1,016	2,248	22,335	24,583	—
Farmland	—	—	—	3,826	3,826	—
Multifamily	—	—	—	11,980	11,980	—
Owner occupied	—	—	—	69,686	69,686	—
Non-owner occupied	14	—	14	68,065	68,079	—
Total commercial real estate	1,246	1,016	2,262	178,355	180,617	—
Commercial:
Commercial and industrial	29	56	85	41,850	41,935	—
Agriculture	—	—	—	209	209	—
Other	—	—	—	1,636	1,636	—
Total commercial	29	56	85	43,695	43,780	—
Residential mortgage:
First lien, closed end	24	128	152	43,659	43,811	—
Junior lien, closed-end	—	—	—	887	887	—
Total residential mortgage	24	128	152	44,546	44,698	—
Home equity lines	111	247	358	34,761	35,119	247
Consumer – other	10	—	10	4,268	4,278	—
Total loans	$1,420	$1,447	$2,867	$305,625	$308,492	$247

In thousands	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
December 31, 2015
Commercial real estate:
Residential ADC	$—	$—	$—	$2,625	$2,625	$—
Commercial ADC	—	1,063	1,063	17,672	18,735	—
Farmland	—	—	—	2,615	2,615	—
Multifamily	171	—	171	11,304	11,475	—
Owner occupied	468	—	468	71,500	71,968	—
Non-owner occupied	69	—	69	58,175	58,244	—
Total commercial real estate	708	1,063	1,771	163,891	165,662	—
Commercial:
Commercial and industrial	15	44	59	43,013	43,072	—
Agriculture	—	—	—	83	83	—
Other	—	—	—	52	52	—
Total commercial	15	44	59	43,148	43,207	—
Residential mortgage:
First lien, closed end	53	258	311	45,837	46,148	—
Junior lien, closed-end	—	—	—	1,240	1,240	—
Total residential mortgage	53	258	311	47,077	47,388	—
Home equity lines	274	126	400	31,683	32,083	117
Consumer – other	91	42	133	3,889	4,022	—
Total loans	$1,141	$1,533	$2,674	$289,688	$292,362	$117

Schedule of impaired loans by class

Impaired loans as of December 31, 2016 and December 31, 2015 are set forth in the following tables.

	Loans without an allowance at December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$2,920	$2,253	$—	$2,307	$54
Farmland	43	43	—	19	1
Multifamily	153	153	—	119	1
Owner occupied	2,006	2,006	—	2,005	110
Non-owner occupied	37	37	—	41	—
Total commercial real estate	5,159	4,492	—	4,491	166

Commercial
Commercial and industrial	178	130	—	459	8
Total commercial	178	130	—	459	8

Residential mortgage
First lien, closed-end	305	226	—	351	3
Total residential mortgage	305	226	—	351	3

Home equity lines	338	338	—	259	18

Consumer – other	—	—	—	39	—

Total loans	$5,980	$5,186	$—	$5,599	$195

	Loans with a related allowance at December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Owner occupied	$153	$152	$35	$173	$4
Total commercial real estate	153	152	35	173	4

Commercial
Commercial and industrial	2,065	1,865	840	946	76
Total commercial	2,065	1,865	840	946	76

Residential mortgage
First lien, closed-end	812	812	39	828	20
Total residential mortgage	812	812	39	828	20

Home equity lines	—	—	—	1	—

Total loans	$3,030	$2,829	$914	$1,948	$100

	Total Impaired Loans at December 31, 2016
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$2,920	$2,253	$—	$2,307	$54
Farmland	43	43	—	19	1
Multifamily	153	153	—	119	1
Owner occupied	2,159	2,158	35	2,178	114
Non-owner occupied	37	37	—	41	—
Total commercial real estate	5,312	4,644	35	4,664	170

Commercial
Commercial and industrial	2,243	1,995	840	1,405	84
Total commercial	2,243	1,995	840	1,405	84

Residential mortgage
First lien, closed-end	1,117	1,038	39	1,179	23
Total residential mortgage	1,117	1,038	39	1,179	23

Home equity lines	338	338	—	260	18

Consumer – other	—	—	—	39	—

Total loans	$9,010	$8,015	$914	$7,547	$295

	Loans without an allowance at December 31, 2015
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance		Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$3,017	$2,351	$—		$2,353	$85
Owner occupied	2,135	2,135	—		2,338	79
Non-owner occupied	45	45	—		134	2
Total commercial real estate	5,197	4,531	—		4,825	166

Commercial
Commercial and industrial	551	546	—		578	36
Total commercial	551	546	—		578	36

Residential mortgage
First lien, closed-end	500	433	—		480	8
Total residential mortgage	500	433	—		480	8

Home equity lines	289	289		—	286	8

Consumer -other	114	114	—		13	3

Total loans	$6,651	$5,913	$—		$6,182	$221

	Loans with a related allowance at December 31, 2015
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$—	$—	$—	$103	$—
Owner occupied	318	318	$23	$186	$25
Total commercial real estate	318	318	23	289	25

Commercial
Commercial and industrial	455	455	80	451	31
Total commercial	455	455	80	451	31

Residential mortgage
First lien, closed-end	846	846	102	967	49
Total residential mortgage	846	846	102	967	49

Home equity lines	9	9	9	1	—

Consumer - other	—	—	—	1	—

Total loans	$1,628	$1,628	$214	$1,709	$105

	Total Impaired Loans at December 31, 2015
In thousands	Unpaid Contractual Principal Balance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
Commercial real estate
Commercial ADC	$3,017	$2,351	$—	$2,456	$85
Owner occupied	2,453	2,453	23	2,524	104
Non-owner occupied	45	45	—	134	2
Total commercial real estate	5,515	4,849	23	5,114	191

Commercial
Commercial and industrial	1,005	1,001	80	1,029	67
Total commercial	1,005	1,001	80	1,029	67

Residential mortgage
First lien, closed-end	1,346	1,279	102	1,447	57
Total residential mortgage	1,346	1,279	102	1,447	57

Home equity lines	299	298	9	287	8

Consumer – other	114	114	—	14	3

Total loans	$8,279	$7,541	$214	$7,891	$326

Schedule of troubled debt restructurings

For the years ended December 31, 2016 and 2015, the following tables present a breakdown of the types of concessions made by loan class. The type labeled other includes concessions made to capitalize interest and extend interest only periods.

	Year ended December 31, 2016
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Other
Commercial:
Commercial and industrial	1	$376	$376
Total commercial	1	376	376
Total	1	$376	$376

Grand Total	1	$376	$376

	Year ended December 31, 2015
Dollars in thousands	Number of loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Extended payment terms
Commercial real estate:
Owner occupied	2	$971	$971
Total commercial real estate	2	971	971
Total	2	$971	$971

Grand Total	2	$971	$971

The following tables present the successes and failures of the types of modifications within the previous 12 months as of December 31, 2016 and 2015.

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2016	(dollars in thousands)

Other	—	$—	1	$376	—	$—	—	$—
Total	—	$—	1	$376	—	$—	—	$—

	Paid in full		Paying as restructured		Converted to non-accrual		Foreclosure/Default
	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment	Number of loans	Recorded Investment
December 31, 2015	(dollars in thousands)

Extended payment terms	—	$—	2	$971	—	$—	—	$—
Total	—	$—	2	$971	—	$—	—	$—

Schedule of loans by internally assigned risk grades

The following table presents the credit risk profile by internally assigned risk grades.

December 31, 2016

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$2,463	$—	$—	$—	$—
Commercial ADC	21,832	1,729	1,022	—	—
Farmland	3,783	—	43	—	—
Multifamily	11,827	—	153	—	—
Owner occupied	66,820	1,303	1,563	—	—
Non-owner occupied	66,511	1,276	292	—	—
Total commercial real estate	173,236	4,308	3,073	—	—
Commercial:
Commercial and industrial	39,918	442	1,575	—	—
Agriculture	209	—	—	—	—
Other	1,636	—	—	—	—
Total commercial	41,763	442	1,575	—	—
Residential mortgage:
First lien, closed-end	41,822	1,174	815	—	—
Junior lien, closed-end	437	—	450	—	—
Total residential mortgage	42,259	1,174	1,265	—	—
Home equity lines	33,274	1,579	266	—	—
Consumer – other	4,111	167	—	—	—

Total	$294,643	$7,670	$6,179	$—	$—

December 31, 2015

	Pass	Special Mention	Substandard	Doubtful	Loss
Dollars in thousands
Commercial real estate:
Residential ADC	$2,625	$—	$—	$—	$—
Commercial ADC	15,868	516	2,351	—	—
Farmland	2,615	—	—	—	—
Multifamily	11,475	—	—	—	—
Owner occupied	67,727	2,392	1,849	—	—
Non-owner occupied	56,842	1,357	45	—	—
Total commercial real estate	157,152	4,265	4,245	—	—
Commercial:
Commercial and industrial	40,443	2,146	483	—	—
Agriculture	83	—	—	—	—
Other	52	—	—	—	—
Total commercial	40,578	2,146	483	—	—
Residential mortgage:
First lien, closed-end	42,560	3,113	475	—	—
Junior lien, closed-end	725	476	39	—	—
Total residential mortgage	43,285	3,589	514	—	—
Home equity lines	30,086	1,680	317	—	—
Consumer – other	3,713	309	—	—	—

Total	$274,814	$11,989	$5,559	$—	$—

Schedule of details activity in allowance for loan losses by portfolio segment

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2016 and 2015:

	Beginning Balance	Provision for (Recovery) of Loan Losses	Charge-offs	Recoveries	Ending Balance
Dollars in thousands
December 31, 2016
Commercial real estate	$2,173	$(590)	$(71)	$95	1,607
Commercial and industrial	542	913	(301)	17	1,171
Residential mortgage	482	(55)	—	—	427
Consumer	328	(97)	(68)	25	188
Unallocated	198	(198)	—	—	—
Total	$3,723	$(27)	$(440)	$137	$3,393

December 31, 2015
Commercial real estate	$2,311	$(171)	$(108)	$141	2,173
Commercial and industrial	676	(229)	—	95	542
Residential mortgage	444	170	(132)	—	482
Consumer	354	(21)	(17)	12	328
Unallocated	217	(19)	—	—	198
Total	$4,002	$(270)	$(257)	$248	$3,723

Year End Amount Allocation:

	Loans Individually Evaluated For Impairment	Loans Collectively Evaluated for Impairment	Total
Dollars in thousands
December 31, 2016
Commercial real estate	$35	$1,572	$1,607
Commercial and industrial	840	331	1,171
Residential mortgage	39	388	427
Consumer	—	188	188
Unallocated	—	—	—
Total	$914	$2,479	$3,393

December 31, 2015
Commercial real estate	$23	$2,150	$2,173
Commercial and industrial	80	462	542
Residential mortgage	102	380	482
Consumer	9	319	328
Unallocated	—	198	198
Total	$214	$3,509	$3,723

Schedule of information pertaining to the allowance for loan losses by segment

The Company’s recorded investment in loans as of December 31, 2016 and December 31, 2015 related to each balance in the allowance for loan losses by portfolio segment and disaggregated on the Company’s impairment methodology was as follows:

	December 31, 2016		December 31, 2015
	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment	Loans Individually Evaluated for Impairment	Loans Collectively Evaluated for Impairment
Dollars in thousands
Commercial real estate	$4,644	$176,566	$4,849	$160,813
Commercial and industrial	1,995	41,785	1,001	42,710
Residential mortgage	1,038	43,660	1,279	46,109
Consumer	338	39,059	412	35,692
Unearned Discounts	—	(593)	—	(503)

Total	$8,015	$300,477	$7,541	$284,821

Summary of related party loan activity

A summary of related party loan activity as of December 31, 2016 and 2015 is as follows:

	December 31, 2016	December 31, 2015
Dollars in thousands
Balance, beginning of year	$2,347	$1,123
Loan disbursements	279	1,751
Loan repayments	(583)	(527)
Changes in related parties	—	—
Balance, end of year	$2,043	$2,347